Loss per share (Tables) - Li Cycle Holdings Corp [Member]	12 Months Ended
Oct. 31, 2021
Statement [Line Items]
Summary of Weighted Average Number of Ordinary Shares

	Year Ended October 31,
	2021	2020	2019
Net loss	$(226,559,288)	$(9,275,962)	$(4,100,782)
Weighted average number of ordinary shares	110,119,135	82,571,828	71,891,372

Basic and diluted loss per share	$(2.06)	$(0.11)	$(0.06)

Summary of Anti Dilutive Potential Ordinary Shares Excluded from Weighted Average Number of Ordinary Shares	The following potential common shares are anti-dilutive and are therefore excluded from the weighted average number of common shares for the purpose of diluted earnings per share:

	Year Ended October 31,
	2021	2020	2019
Stock options	5,296,553	5,327,985	3,991,000
Warrants	22,999,894	—	—
Convertible debt	7,493,795	—	536,231
Restricted share units	716,763	87,084	—

	36,507,005	5,415,069	4,527,231